Other operating expenses and revenues - Other Operating expenses (Details) - USD ($)		12 Months Ended
	Nov. 02, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other net [Line Items]
Other operating incomes		$ 295,079,000	$ 119,821,000	$ 85,875,000
Reversal from Impairment of Spare Parts and Supplies		(25,377,000)	(19,409,000)	(22,394,000)
Provision for impairment of spare parts and supplies, note 8(c)		(4,049,000)	(10,536,000)	(7,243,000)
Other Operating Expense		(99,147,000)	(94,848,000)	(100,960,000)
Other operating income expense net		195,932,000	24,973,000	(15,085,000)
Net Profit		416,263,000	32,682,000	602,935,000
Proceeds from insurance claim		0	0	0
Environmental liabilities, outstanding balance			4,254,000
Contacto Corredores de Seguros S.A.
Disclosure of Other net [Line Items]
Consideration upon sale of shares in subsidiary	$ 41,500,000
Cost of disposal of subsidiary	2,900,000
Consideration paid	27,000,000
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Disclosure of Other net [Line Items]
Gain (loss) on sale of shares in subsidiary	$ 4,800,000
El Brocal
Disclosure of Other net [Line Items]
Environmental liabilities, budget for closure		1,054,000
Minera La Zanja S.R.L
Disclosure of Other net [Line Items]
Environmental liabilities, budget for closure		959,000
Cost of sales of spare parts, supplies and goods to third parties
Disclosure of Other net [Line Items]
Other Operating Expense		(38,869,000)	(34,601,000)	(45,520,000)
Provision for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other Operating Expense		(27,304,000)	(20,478,000)	(22,533,000)
Liability related to the tax claim for the years 2009-2010
Disclosure of Other net [Line Items]
Other Operating Expense		0	(9,598,000)	0
Changes in environmental liabilities provision
Disclosure of Other net [Line Items]
Other Operating Expense		(4,062,000)	(9,019,000)	0
Administrative fines of environmental and security contingencies
Disclosure of Other net [Line Items]
Other Operating Expense		(2,398,000)	(6,528,000)	(569,000)
Personnel expenses
Disclosure of Other net [Line Items]
Other Operating Expense		(2,073,000)	(4,951,000)	(379,000)
Sale of Contacto Corredores de Seguros S.A investment
Disclosure of Other net [Line Items]
Other Operating Expense		(4,807,000)	(2,889,000)	0
Cost of sale of services to third parties
Disclosure of Other net [Line Items]
Other Operating Expense		(2,128,000)	(2,888,000)	(6,591,000)
Disposals of informatic assets - SAP R3
Disclosure of Other net [Line Items]
Other Operating Expense		(2,008,000)	0	0
Write-off of property, machinery and equipment
Disclosure of Other net [Line Items]
Other Operating Expense		(8,051,000)	(1,348,000)	(3,924,000)
Disposal cost of the sale of Minera Julcani S.A. de C.V.
Disclosure of Other net [Line Items]
Other Operating Expense		0	(690,000)	0
Expenses from previous years
Disclosure of Other net [Line Items]
Other Operating Expense		(648,000)	(700,000)	(1,296,000)
Cost of disposals of property, machinery and equipment
Disclosure of Other net [Line Items]
Other Operating Expense		(29,000)	(418,000)	(13,000)
Disposal cost of the sale of shares of Chaupiloma
Disclosure of Other net [Line Items]
Other Operating Expense		(1,100,000)	0	0
Net loss from contractual assignment transfer
Disclosure of Other net [Line Items]
Other Operating Expense		0	0	(2,000,000)
Fines and interest related to contingencies
Disclosure of Other net [Line Items]
Other Operating Expense		0	0	(1,612,000)
Changes in provision for exploration projects
Disclosure of Other net [Line Items]
Other Operating Expense		(496,000)	0	(13,631,000)
Allowance for expected credit losses
Disclosure of Other net [Line Items]
Other Operating Expense		0	0	(253,000)
Write-off of account receivable for tax claim
Disclosure of Other net [Line Items]
Other Operating Expense		0	0	(2,322,000)
Impairment provision
Disclosure of Other net [Line Items]
Other Operating Expense		(4,184,000)	0	0
Others.
Disclosure of Other net [Line Items]
Other Operating Expense		(990,000)	(740,000)	(317,000)
Income from the sale of the investment in S.M.R.L Chaupiloma Dos de Cajamarca
Disclosure of Other net [Line Items]
Other operating incomes		210,000,000	0	0
Income from the sale of the investment in Contacto Corredores de Seguro S.A.,
Disclosure of Other net [Line Items]
Other operating incomes		0	41,523,000	0
Sale of parts and supplies to third parties
Disclosure of Other net [Line Items]
Other operating incomes		38,074,000	30,611,000	44,392,000
Reversal for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other operating incomes		25,377,000	19,409,000	22,394,000
Income from transfer of ownership of mining rights
Disclosure of Other net [Line Items]
Other operating incomes		6,637,000	9,843,000	8,455,000
Changes in provisions for exploration projects
Disclosure of Other net [Line Items]
Other operating incomes		0	7,794,000	0
Sale of services to third parties
Disclosure of Other net [Line Items]
Other operating incomes		4,296,000	3,049,000	2,277,000
Income from previous years
Disclosure of Other net [Line Items]
Other operating incomes		3,889,000	4,528,000	3,218,000
Sale of parts and supplies to related parties
Disclosure of Other net [Line Items]
Other operating incomes		364,000	1,104,000	179,000
Sale of assets to third parties
Disclosure of Other net [Line Items]
Other operating incomes		3,178,000	632,000	791,000
Additional income from sale of investments
Disclosure of Other net [Line Items]
Other operating incomes		534,000	245,000	1,577,000
Insurance Recovery
Disclosure of Other net [Line Items]
Other operating incomes		226,000	0	881,000
Changes in provision for mine closure
Disclosure of Other net [Line Items]
Other operating incomes		0	0	302,000
Changes in provision for environmental liabilities
Disclosure of Other net [Line Items]
Other operating incomes		0	0	228,000
Income from dividends in other investments
Disclosure of Other net [Line Items]
Other operating incomes		1,150,000	0	205,000
Others
Disclosure of Other net [Line Items]
Other operating incomes		$ 1,354,000	$ 1,083,000	$ 976,000